SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentrations of Credit Risk (Policies)	Sep. 30, 2025
December 31, 2024
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable as of December 31, 2024. The Company places its cash with high credit quality financial institutions.